FINANCIAL RISK MANAGEMENT (Credit Risk Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Trade receivables	$ 1,562,058	$ 2,065,499
Credit risk
Disclosure of credit risk exposure [line items]
Financial assets, investments assessed as investment grade, percent	41.00%	34.80%
Trade receivables	$ 1,562,100	$ 2,065,500
Financing Receivables, Up to 180 Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	99,400	214,100
Financing Receivables, Equal to Greater than 1 Day Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Allowance for doubtful account	52,400	59,500
Performing Financial Instruments | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	1,515,100	1,910,900
Performance Guarantee | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	1,000	1,400
Credit Insurance | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	576,500	686,200
Guarantee Type, Other | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	$ 27,000	$ 9,400